UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 09/30/2001

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Steelhead Partners LLC
Address: P.O. Box 21749

         Seattle, WA  98111

13F File Number:  28-06101

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this submission.

Person Signing this Report on Behalf of Reporting Manager:

Name:      J. Michael Johnston
Title:     Managing Member
Phone:     206-689-2450

Signature, Place, and Date of Signing:

     /s/ J. Michael Johnston     Seattle, WA     November 08, 2001


Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.


List of Other Managers Reporting for this Manager:



I AM SIGNING THIS REPORT AS REQUIRED BY THE THE SECURITIES EXCHANGE
ACT OF 1934.

                              FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:         0

Form13F Information Table Entry Total:     44

Form13F Information Table Value Total:     $88,858 thousands


List of Other Included Managers:

List of Other Managers Reporting for this Manager:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filled, other than the manager filing this report.

NONE

                                                     FORM 13F INFORMATION TABLE
                            TITLE
                            OF                               VALUE  SHARES/ SH/ PUT/ INVSTMT OTHER             VOTING AUTHORITY
NAME OF ISSUER              CLASS               CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------------
3COM CORP                   COM                 885535104     4354  1161000 SH       SOLE                  1161000        0        0
ACTEL CORP                  COM                 004934105      140     7900 SH       SOLE                     7900        0        0
ADC TELECOMMUNICATIONS INC  COM                 000886101     1715   491500 SH       SOLE                   491500        0        0
ADVANCED MICRO DEVICES INC  COM                 007903107       27     3300 SH       SOLE                     3300        0        0
ALVARION LTD                COM                 M0861T100      658   422000 SH       SOLE                   422000        0        0
APPLE COMPUTER INC          COM                 037833100      155    10000 SH       SOLE                    10000        0        0
AT&T CORP WIRELESS GROUP    COM                 00209A106      747    50000 SH       SOLE                    50000        0        0
AT&T CORP WIRELESS GROUP    COM                 00209A106      224    15000 SH  PUT  SOLE                    15000        0        0
AUSPEX SYSTEMS INC          COM                 052116100     1247   530800 SH       SOLE                   530800        0        0
COMPAQ COMPUTER CORP        COM                 204493100      208    25000 SH  PUT  SOLE                    25000        0        0
COMPAQ COMPUTER CORP        COM                 204493100      245    29500 SH       SOLE                    29500        0        0
CROWN CASTLE INTL CORP      COM                 228227104      351    39000 SH       SOLE                    39000        0        0
EMC CORP                    COM                 268648102      294    25000 SH  CALL SOLE                    25000        0        0
ENTERASYS NETWORKS INC      COM                 293637104     2193   340000 SH       SOLE                   340000        0        0
HEWLETT PACKARD CO          COM                 428236103     2359   147000 SH       SOLE                   147000        0        0
HONEYWELL INTL INC          COM                 438516106     3960   150000 SH       SOLE                   150000        0        0
ISPAT INTERNATIONAL NV      CL A                464899103     7839  3919700 SH       SOLE                  3919700        0        0
JNI CORP                    COM                 46622G105     1176   188200 SH       SOLE                   188200        0        0
METALS USA INC              COM                 591324108      110    75600 SH       SOLE                    75600        0        0
MICRON TECHNOLOGY INC       COM                 595112103      100     5300 SH       SOLE                     5300        0        0
MONTANA POWER CO            COM                 612085100      389    74100 SH       SOLE                    74100        0        0
MOTOROLA INC                COM                 620076109     1092    70000 SH       SOLE                    70000        0        0
NOBLE DRILLING CORP         COM                 655042109     1800    75000 SH       SOLE                    75000        0        0
NUCOR CORP                  COM                 670346105      318     8000 SH       SOLE                     8000        0        0
OCEAN ENERGY INC TEX        COM                 67481E106    13801   846700 SH       SOLE                   846700        0        0
OMI CORP NEW                COM                 Y6476W104     5188  1226530 SH       SOLE                  1226530        0        0
PINNACLE SYSTEMS INC        COM                 723481107      917   315000 SH       SOLE                   315000        0        0
PRECISION CASTPARTS CORP    COM                 740189105     1088    49000 SH       SOLE                    49000        0        0
PRECISION CASTPARTS CORP    COM                 740189105      666    30000 SH  PUT  SOLE                    30000        0        0
PRIDE INTERNATIONAL INC     COM                 74153Q102    10209   981670 SH       SOLE                   981670        0        0
RAYTHEON CO                 COM                 755111507     9035   260000 SH       SOLE                   260000        0        0
REDBACK NETWORK INC         COM                 757209101        4     3100 SH  CALL SOLE                     3100        0        0
REDBACK NETWORK INC         COM                 757209101      627   432641 SH       SOLE                   432641        0        0
RIVERSTONE NETWORKS INC     COM                 769320102      941   179195 SH       SOLE                   179195        0        0
RURAL CELLULAR CORP         COM                 781904107      365    15000 SH       SOLE                    15000        0        0
SANTA FE INTERNATIONAL CORP COM                 G7805C108      956    45000 SH       SOLE                    45000        0        0
SANTA FE INTERNATIONAL CORP COM                 G7805C108      425    20000 SH  PUT  SOLE                    20000        0        0
SEMITOOL INC                COM                 816909105     2178   227800 SH       SOLE                   227800        0        0
STELMAR SHIPPING LTD        COM                 V8726M103     4744   340100 SH       SOLE                   340100        0        0
SUN MICROSYSTEMS INC        COM                 866810104      207    25000 SH  CALL SOLE                    25000        0        0
TRIQUINT SEMICONDUCTOR      COM                 89674K103     1039    65000 SH       SOLE                    65000        0        0
U S AIR GROUP INC           COM                 911905107      224    48200 SH       SOLE                    48200        0        0
UNISYS CORP                 COM                 909214108     1231   142100 SH       SOLE                   142100        0        0
VISHAY INTERTECHNOLOGY INC  COM                 928298108     3312   180000 SH       SOLE                   180000        0        0